Segment Information - Net Sales Including Net Sales of Discontinued Operations by Geographic Area (Detail) (USD $)	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Revenue From External Customers By Geographic Area [Line Items]
Net sales	$ 65,615,028	$ 81,083,384	$ 123,538,112
Australia [Member]
Revenue From External Customers By Geographic Area [Line Items]
Net sales	307,996	533,077	501,665
Europe [Member]
Revenue From External Customers By Geographic Area [Line Items]
Net sales	139,694	326,298	4,469,428
North America [Member]
Revenue From External Customers By Geographic Area [Line Items]
Net sales	23,735	49,423	47,969,847
Asia [Member]
Revenue From External Customers By Geographic Area [Line Items]
Net sales	65,143,603	80,174,586	70,596,126
Other Regions [Member]
Revenue From External Customers By Geographic Area [Line Items]
Net sales	$ 0		$ 1,046